Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 08, 2024
Entity Registrant Name	CAMBRIA ETF TRUST
Entity Central Index Key	0001529390
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 08, 2024
Document Effective Date	Jul. 08, 2024
Prospectus Date	Jul. 08, 2024
Cambria LargeCap Shareholder Yield ETF | Cambria LargeCap Shareholder Yield ETF
Prospectus:
Trading Symbol	LYLD